9 Net Sectorial Financial Assets and Liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	R$ 582,288	R$ 59,699
Operating revenues, constitution	515,934	965,452
Operating revenues, amortization	(490,877)	19,892
Financial results, updating	41,625	20,219
Rate flags	(277,265)	(482,974)
Net sectorial financial assets and liabilities, ending	371,705	582,288
Sectorial financial assets, current	355,570	421,184	R$ 171,609
Sectorial financial assets, noncurrent	118,419	257,635	171,609
Sectorial financial liabilities, current			192,819
Sectorial financial liabilities, noncurrent	(102,284)	(96,531)	R$ (90,700)
Adjusting Portion A [Member] | Electricity Purchased For Resale - Itaipu [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	886,243	537,704
Operating revenues, constitution	533,057	661,144
Operating revenues, amortization	(670,501)	(348,586)
Financial results, updating	44,528	35,981
Rate flags
Net sectorial financial assets and liabilities, ending	793,327	886,243
Adjusting Portion A [Member] | Electricity Purchased For Resale - Cva Energ [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	626,891	497,885
Operating revenues, constitution	358,200	710,482
Operating revenues, amortization	(546,801)	(129,555)
Financial results, updating	29,909	31,053
Rate flags	(202,411)	(482,974)
Net sectorial financial assets and liabilities, ending	265,788	626,891
Adjusting Portion A [Member] | Transport Of Energy Using The Transmission System - Basic Grid [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(30,514)	47,239
Operating revenues, constitution	22,917	(36,959)
Operating revenues, amortization	23,688	(43,101)
Financial results, updating	(3,053)	2,307
Rate flags
Net sectorial financial assets and liabilities, ending	13,038	(30,514)
Adjusting Portion A [Member] | Transport Of Energy Purchased From Itaipu [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	23,250	12,923
Operating revenues, constitution	19,531	21,526
Operating revenues, amortization	(19,692)	(12,194)
Financial results, updating	1,302	995
Rate flags
Net sectorial financial assets and liabilities, ending	24,391	23,250
Adjusting Portion A [Member] | System Service Charges - ESS [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(481,972)	(591,408)
Operating revenues, constitution	(188,280)	(302,226)
Operating revenues, amortization	427,177	443,817
Financial results, updating	(21,874)	(32,155)
Rate flags
Net sectorial financial assets and liabilities, ending	(264,949)	(481,972)
Adjusting Portion A [Member] | Energy Development Account - CDE [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	159,084	(141,893)
Operating revenues, constitution	110,752	231,308
Operating revenues, amortization	(127,190)	69,851
Financial results, updating	10,282	(182)
Rate flags
Net sectorial financial assets and liabilities, ending	152,928	159,084
Adjusting Portion A [Member] | Proinfa [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	2,989	(5,188)
Operating revenues, constitution	17,396	6,111
Operating revenues, amortization	(12,636)	2,024
Financial results, updating	719	42
Rate flags
Net sectorial financial assets and liabilities, ending	8,468	2,989
Other Financial Components [Member] | Neutrality [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	123,028	121,247
Operating revenues, constitution	(1,122)	100,280
Operating revenues, amortization	(74,698)	(100,661)
Financial results, updating	1,298	2,162
Rate flags
Net sectorial financial assets and liabilities, ending	48,506	123,028
Other Financial Components [Member] | CVA Angra III Adjustment [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	6,272	48,193
Operating revenues, constitution		8,482
Operating revenues, amortization	(6,272)	(57,214)
Financial results, updating		6,811
Rate flags
Net sectorial financial assets and liabilities, ending		6,272
Other Financial Components [Member] | Hydrological Risk [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(319,033)	(187,928)
Operating revenues, constitution	(324,504)	(310,975)
Operating revenues, amortization	304,197	189,289
Financial results, updating	(7,820)	(9,419)
Rate flags
Net sectorial financial assets and liabilities, ending	(347,160)	(319,033)
Other Financial Components [Member] | Tariff Refunds [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(180,963)	(145,774)
Operating revenues, constitution	(89,327)	(80,493)
Operating revenues, amortization	83,900	52,290
Financial results, updating	(7,863)	(6,986)
Rate flags
Net sectorial financial assets and liabilities, ending	(194,253)	(180,963)
Other Financial Components [Member] | Overcontracting [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(238,416)	(136,325)
Operating revenues, constitution	(22,166)	(54,421)
Operating revenues, amortization	173,087	(37,176)
Financial results, updating	(5,774)	(10,494)
Rate flags	(74,854)
Net sectorial financial assets and liabilities, ending	(168,123)	(238,416)
Other Financial Components [Member] | Others [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	5,429	3,024
Operating revenues, constitution	(905)	11,193
Operating revenues, amortization	294	(8,892)
Financial results, updating	(29)	104
Rate flags
Net sectorial financial assets and liabilities, ending	(448)	5,429
Other Financial Components [Member] | Offset of Energy Surplus/Deficit Under CCEAR Bilateral Contracts [Member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	5,237
Operating revenues, constitution	80,385
Operating revenues, amortization	(45,430)
Financial results, updating
Rate flags
Net sectorial financial assets and liabilities, ending	R$ 40,192	R$ 5,237